Derivative Contracts - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income		$ 15.2	$ (14.5)
Foreign exchange contracts | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		1,802.9	1,675.3
Gain (loss) to net income from derivative instruments		10.9	(66.0)
Foreign exchange contracts | Not Designated as Hedging Instrument | Derivative liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Purchase of US and foreign exchange		540.8	729.5
Foreign exchange contracts | Net change from current period hedged transactions | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(14.0)	15.4
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		(8.1)	5.9
Foreign exchange contracts | General, administrative and corporate expenses | Designated as Hedging Instrument | Forecast
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives		0.3
Loss Portfolio Transfer | Level 3 | Liability | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Liability, increase (decrease) in fv included in net income		$ 15.2	$ (14.5)